Stockholders? Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Stockholders’ Equity (Deficit)
Stockholders’ Equity (Deficit)

7. Stockholders’ Equity

Common Stock

The Company had 14,265,411 shares of its common stock issued and outstanding as of June 30, 2019 and December 31, 2018. Voting, dividend and liquidation rights of the holders of the common stock are subject to the Company’s articles of incorporation, corporate bylaws and underlying shareholder agreements.

In the first quarter of 2018, the Company completed the Follow-On Offering of 3,592,858 shares of common stock which includes 450,000 shares of common stock purchased by the underwriters upon the partial exercise of their overallotment option, at the public offering price of $7.00 per share. The Company received net proceeds of approximately $23.1 million after deducting underwriting discounts and commissions and offering expenses. The costs incurred related to the Follow-On Offering were $2.1 million.

Warrants

During the three and six month periods ending June 30, 2019 and 2018, no warrants were exercised. As of June 30, 2019 and December 31, 2018, warrants to purchase 1,014,204 shares of common stock were outstanding.

Dividend Rights

Common stockholders are entitled to receive dividends at the sole discretion of the board of directors of the Company. There have been no dividends declared on common stock as of June 30, 2019.

Voting Rights

The holders of common stock are entitled to one vote for each share of common stock along with all other classes and series of stock of the Company on all actions to be taken by the stockholders of the Company, including actions that would amend the certificate of incorporation of the Company to increase the number of authorized shares of the common stock.

Liquidation Rights

In the event of any liquidation, dissolution, or winding‑up of the Company, the holders of common stock shall be entitled to share in the remaining assets of the Company available for distribution post preferential distributions made to preferred stockholders, if any.

8. Stockholders’ Equity (Deficit)

Common Stock

The Company had 14,265,411 and 10,633,042 shares of its common stock issued and outstanding as of December 31, 2018 and December 31, 2017, respectively. Voting, dividend and liquidation rights of the holders of the common stock are subject to the Company’s articles of incorporation, corporate bylaws and underlying shareholder agreements.

In the first quarter of 2018, the Company completed the Follow-On Offering of 3,592,858 shares of common stock which includes 450,000 shares of common stock purchased by the underwriters upon the partial exercise of their overallotment option, at the public offering price of $7.00 per share. The Company received net proceeds of approximately $23.1 million after deducting underwriting discounts and commissions and offering expenses. The costs incurred related to the Follow-On Offering were $2.1 million through December 31, 2018.

On March 15, 2017, the Company issued and sold 1,324,256 units at a price of $9.47 per unit for gross proceeds of approximately $12.5 million in connection with the Private Placement. Each unit consisted of one share of the Company’s common stock and a warrant to purchase 0.75 shares of common stock. The Company received net proceeds of approximately $11.3 million after deducting underwriting discounts and commissions and offering expenses. Offering costs incurred related to the 2017 Private Placement were $1.3 million.

Warrants

In connection with the Private Placement, the Company issued warrants to the investors participating in the financing to purchase an additional 993,204 shares of common stock. The warrants have a term of five years and were exercisable immediately upon issuance with an exercise price equal to $10.40 per share. The warrants were classified as additional paid-in capital and recorded based on their relative fair value to the underlying common shares issued in the Private Placement. The fair market value of the warrants was approximately $4.9 million. The warrants were valued using the Black-Scholes pricing model with the following assumptions: a risk-free interest rate of 2.0%, a contractual term of five years, zero dividend yield and a volatility factor of 65.1%.

In connection with the First Amendment, the Company issued a warrant to SVB to purchase an additional 36,000 shares of common stock on July 31, 2018 (See Note 4 – Debt).

During the years ended December 31, 2018 and 2017, zero and 15,000 warrants were exercised, respectively. As of December 31, 2018 and December 31, 2017, warrants to purchase 1,014,204 and 978,204 shares of common stock were outstanding, respectively.

Dividend Rights

Common stock holders are entitled to receive dividends at the sole discretion of the board of directors of the Company. There have been no dividends declared on common stock as of December 31, 2018.

Voting Rights

The holders of common stock are entitled to one vote for each share of common stock along with all other classes and series of stock of the Company on all actions to be taken by the stockholders of the Company, including actions that would amend the certificate of incorporation of the Company to increase the number of authorized shares of the common stock.

Liquidation Rights

In the event of any liquidation, dissolution, or winding‑up of the Company, the holders of common stock shall be entitled to share in the remaining assets of the Company available for distribution post preferential distributions made to holders of the Company’s preferred stock. There was no preferred stock outstanding as of December 31, 2018 and 2017.

Deferred Offering Costs

There were $21,000 of deferred offering costs capitalized at December 31, 2017 related to the Private Placement.  There were no deferred offering costs capitalized as of December 31, 2018.